                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-10155
                                  ----------------------------------------------

                  AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
 (Address of principal executive offices)                         (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                --------------------------------

Date of fiscal year end:     DECEMBER 31
                         -------------------------------------------------------

Date of reporting period:    DECEMBER 31, 2004
                         -------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS.

[front cover]

DECEMBER 31, 2004

American Century Variable Portfolios II
Annual Report

[photo of market line chart]
[photo of starfish]
[photo of bridge]

VP Inflation Protection Fund

[american century investments logo and text logo]

Table of Contents

VP INFLATION PROTECTION

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

VP Inflation Protection - Performance

TOTAL RETURNS AS OF DECEMBER 31, 2004
                                               --------------
                                               AVERAGE ANNUAL
                                                  RETURNS
--------------------------------------------------------------------------------
                                                   SINCE            INCEPTION
                                 1 YEAR          INCEPTION            DATE
--------------------------------------------------------------------------------
CLASS II                          5.81%           5.71%(1)          12/31/02
--------------------------------------------------------------------------------
CITIGROUP U.S.
INFLATION-LINKED
SECURITIES INDEX(2)               8.40%           8.33%                --
--------------------------------------------------------------------------------
BLENDED INDEX(3)                  5.78%           5.76%                --
--------------------------------------------------------------------------------
Class I                             --            7.37%(4)           5/7/04
--------------------------------------------------------------------------------

(1) The total return for Class II would have been lower if the distribution fee had not been waived from December 31, 2002 to March 31, 2003.

(2) The Citigroup U.S. Inflation-Linked Securities Index is not subject to the tax code diversification and other regulatory requirements limiting the type and amount of securities that the fund may own.

(3) See Additional Information page.

(4) Returns for periods less than one year are not annualized.

The performance information presented does not include charges and deductions imposed by the insurance company separate account under the variable annuity or variable life insurance contracts. The inclusion of such charges could significantly lower performance. Please refer to the insurance company separate account prospectus for a discussion of the charges related to the insurance contracts.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

(continued)

------

VP Inflation Protection - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS

$10,000 investment made December 31, 2002

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended December 31
--------------------------------------------------------------------------------
                                                          2003       2004
--------------------------------------------------------------------------------
Class II                                                  5.61%      5.81%
--------------------------------------------------------------------------------
Citigroup U.S. Inflation-Linked Securities Index          8.26%      8.40%
--------------------------------------------------------------------------------
Blended index                                             5.75%      5.78%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-6488. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Class II shares; performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus.
Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the indices are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the indices do not.

------

VP Inflation Protection - Portfolio Commentary

PORTFOLIO MANAGER: JEREMY FLETCHER

RETURN SUMMARY & PERSPECTIVE

VP Inflation Protection returned 5.81%* in 2004, narrowly outperforming its blended index, which returned 5.78%. (Please see pages 2 and 3.) Of course unlike the blended index, fees reduce VP Inflation Protection's returns;
nevertheless, the portfolio approximately matched the index's performance.

Speaking of the blended index, it represents 55% Citigroup U.S. Inflation-Linked
Securities Index, 25% Citigroup Government-Sponsored 1- to 3-Year Index, and 20%
Citigroup 15-Year Mortgage Index.

VP Inflation Protection held a conservative overweight in Treasury inflation-indexed securities (TIIS) compared with the blended index, which boosted performance. That's because as an asset class, TIIS solidly outperformed traditional government agency and mortgage-backed securities. We discuss the fixed-income market's performance and the strategies that we employed for the portfolio later on in this commentary.

ECONOMIC PERSPECTIVE

The U.S. economy lost momentum during 2004, growing at a 4.5% seasonally adjusted annual pace (as measured by gross domestic product) during the year's first quarter but slowing to 3.1% during the final three months.

Numerous factors provided a backdrop for that economic downshift, including crude oil prices surging from approximately $32 a barrel to a record high of approximately $55 a barrel by late October, on-and-off concerns regarding terrorism and developments in Iraq, slowing U.S. manufacturing growth as the year progressed, and U.S. political uncertainty preceding the presidential election.

Inflation also picked up steam. Helped along by the biggest increase in energy prices since 1990, consumer prices rose 3.3% in 2004, up from 1.9% in 2003.

BOND MARKET PERSPECTIVE

U.S. bonds posted positive returns even though the Federal Reserve lifted short-term interest rates for the first time since May 2000. From late June through the end of December, the Fed raised its benchmark interest rate five times in increments of 25 basis points (0.25%) -- pushing up the fed funds rate target to 2.25% -- in an effort to nudge interest rates back up to more moderate levels.

Helped along by higher inflation, rising interest rates, and soaring prices for commodities such as aluminum, gold, and oil, inflation-indexed securities solidly outperformed most other types of bonds as investors increasingly looked to help protect the future purchasing power of their portfolios.

PORTFOLIO AT A GLANCE
-------------------------------------------------------------------------------
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
-------------------------------------------------------------------------------
30-Day SEC Yield
    Class I                                 5.28%                 4.07%
    Class II                                5.03%                 3.79%
-------------------------------------------------------------------------------
Weighted Average
Maturity                                  7.7 years             7.5 years
-------------------------------------------------------------------------------
Average Duration
(Effective)                               5.0 years             4.3 years
-------------------------------------------------------------------------------

*All fund returns referenced in this commentary
 are for Class II shares.                                           (continued)

------

VP Inflation Protection - Portfolio Commentary

Putting that performance into perspective, the Citigroup U.S. Inflation-Linked
Securities Index returned 8.40% for the 12 months, heavily outpacing the 4.21%
return of the Citigroup 15-Year Mortgage Index, as well as the 1.30% return of the Citigroup Government-Sponsored 1- to 3-Year Index.

PORTFOLIO POSITIONING & STRATEGIES

In trying to provide an investment best used as an inflation hedge and not as an income-producing vehicle, we put the portfolio's substantial incoming cash to work in a variety of fixed-income securities, including ones with inflation-adjusted components.

Along those lines, we added various-maturity TIIS throughout the year. We modified that strategy toward year-end, however, when we concentrated more on buying TIIS with maturities around the 10-year range, specifically. The strategy change reflected our belief that those securities will hold up better than shorter-term equivalents in our current environment.

The expanding market of inflation-indexed securities also yielded what we felt were attractive opportunities outside of TIIS. For example, we added an inflation-adjusted security issued by Toyota Motor Credit Corp. during the last half of 2004. Our credit research team played an important role in helping us find this security, which is indexed off of the consumer price index (just like
TIIS).

With regard to the portfolio's mortgage slice, we generally favored current-coupon mortgage-backed securities for forward settlement. Then we swapped for new, similar ones before the securities' settlement dates, a technique known as "mortgage rolls."

OUR COMMITMENT

We remain committed to seeking long-term total return using a strategy that seeks to protect against U.S. inflation by investing substantially all of the portfolio's assets in investment-grade debt securities. To help protect against inflation, under normal conditions, we expect to invest over 50% of the portfolio in inflation-adjusted debt securities. In addition, we monitor VP
Inflation Protection's weighted average maturity and attempt to adjust it appropriately.

ASSET ALLOCATION

--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                          12/31/04               6/30/04
--------------------------------------------------------------------------------
U.S. Treasury Securities
& Equivalents                               54.6%                 58.0%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           12.6%                 16.9%
--------------------------------------------------------------------------------
Corporate Bonds                              9.2%                  8.0%
--------------------------------------------------------------------------------
U.S. Government Agency
Mortgage-Backed
Securities                                   7.7%                  6.1%
--------------------------------------------------------------------------------
Zero-Coupon U.S.
Treasury Securities
& Equivalents                                3.5%                   --
--------------------------------------------------------------------------------
Asset-Backed Securities                      3.4%                  2.4%
--------------------------------------------------------------------------------
Collateralized Mortgage
Obligations                                  3.3%                  2.9%
--------------------------------------------------------------------------------
Commercial Paper                              --                   1.5%
--------------------------------------------------------------------------------
Temporary Cash
Investments                                  5.7%                  4.2%
--------------------------------------------------------------------------------

------

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                    EXPENSES PAID
                     BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE      7/1/04 -        EXPENSE
                      7/1/04         12/31/04         12/31/04        RATIO*
--------------------------------------------------------------------------------
VP INFLATION PROTECTION SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Class I               $1,000         $1,050.80         $2.53           0.49%
--------------------------------------------------------------------------------
Class II              $1,000         $1,049.40         $3.81           0.74%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Class I               $1,000         $1,022.67         $2.49           0.49%
--------------------------------------------------------------------------------
Class II              $1,000         $1,021.42         $3.76           0.74%
--------------------------------------------------------------------------------

*Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 184, the number of days in the most recent fiscal half-year, divided by 366, to reflect the one-half year period.

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES - 59.2%
--------------------------------------------------------------------------------
      $10,378,945  U.S. Treasury Inflation Indexed
                   Bonds, 2.375%, 1/15/25                         $  11,101,828
--------------------------------------------------------------------------------
        8,260,630  U.S. Treasury Inflation Indexed
                   Bonds, 3.625%, 4/15/28                            10,845,951
--------------------------------------------------------------------------------
        7,837,020  U.S. Treasury Inflation Indexed
                   Bonds, 3.875%, 4/15/29                            10,756,929
--------------------------------------------------------------------------------
        2,150,620  U.S. Treasury Inflation Indexed
                   Bonds, 3.375%, 4/15/32                             2,846,632
--------------------------------------------------------------------------------
        1,204,700  U.S. Treasury Inflation Indexed
                   Notes, 3.375%, 1/15/07                             1,276,277
--------------------------------------------------------------------------------
        4,725,760  U.S. Treasury Inflation Indexed
                   Notes, 3.625%, 1/15/08                             5,149,051
--------------------------------------------------------------------------------
        6,982,980  U.S. Treasury Inflation Indexed
                   Notes, 3.875%, 1/15/09                             7,828,849
--------------------------------------------------------------------------------
        4,537,840  U.S. Treasury Inflation Indexed
                   Notes, 4.25%, 1/15/10                              5,265,138
--------------------------------------------------------------------------------
        4,030,040  U.S. Treasury Inflation Indexed
                   Notes, 0.875%, 4/15/10                             3,992,101
--------------------------------------------------------------------------------
        6,579,960  U.S. Treasury Inflation Indexed
                   Notes, 3.50%, 1/15/11                              7,474,940
--------------------------------------------------------------------------------
        2,687,300  U.S. Treasury Inflation Indexed
                   Notes, 3.375%, 1/15/12                             3,059,744
--------------------------------------------------------------------------------
        6,369,360  U.S. Treasury Inflation Indexed
                   Notes, 3.00%, 7/15/12                              7,109,550
--------------------------------------------------------------------------------
       12,470,640  U.S. Treasury Inflation Indexed
                   Notes, 1.875%, 7/15/13                            12,832,102
--------------------------------------------------------------------------------
       15,236,455  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 1/15/14(1)                          15,774,500
--------------------------------------------------------------------------------
       19,239,020  U.S. Treasury Inflation Indexed
                   Notes, 2.00%, 7/15/14(1)                          19,855,283
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $121,460,847)                                                 125,168,875
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES - 13.6%
--------------------------------------------------------------------------------
        6,250,000  FAMCA, 2.50%, 2/15/07                              6,153,313
--------------------------------------------------------------------------------
        2,000,000  FFCB, 2.60%, 9/7/06                                1,981,850
--------------------------------------------------------------------------------
        4,000,000  FFCB, 4.60%, 1/23/07                               4,106,444
--------------------------------------------------------------------------------
        2,000,000  FFCB, 3.05%, 4/15/08                               1,969,836
--------------------------------------------------------------------------------
        5,000,000  FHLMC, 2.375%, 4/15/06                             4,957,225
--------------------------------------------------------------------------------
        2,000,000  FNMA, VRN, 3.68%, 1/18/05,
                   resets monthly off the
                   Consumer Price Index plus
                   1.14% with no caps                                 2,018,760
--------------------------------------------------------------------------------
        7,228,200  TVA Inflation Indexed Notes,
                   3.375%, 1/15/07                                    7,638,328
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $26,819,431)                                                   28,825,756
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

CORPORATE BONDS - 10.0%
--------------------------------------------------------------------------------

AUTOMOBILES - 3.9%
--------------------------------------------------------------------------------
      $ 8,062,000  Toyota Motor Credit Corp.
                   Inflation Indexed Bonds,
                   1.22%, 10/1/09                                 $   8,118,192
--------------------------------------------------------------------------------

CAPITAL MARKETS - 1.4%
--------------------------------------------------------------------------------
        3,000,000  Merrill Lynch & Co., Inc., VRN,
                   3.70%, 1/3/05, resets monthly
                   off the Consumer Price Index
                   plus 1.16% with no caps                            2,983,920
--------------------------------------------------------------------------------

CONSUMER FINANCE - 4.7%
--------------------------------------------------------------------------------
       10,000,000  SLM Corp. Inflation Indexed
                   Bonds, 1.32%, 7/25/05(2)                           9,947,700
--------------------------------------------------------------------------------

TOTAL CORPORATE BONDS
(Cost $23,068,892)                                                   21,049,812
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES(3) - 8.4%
--------------------------------------------------------------------------------

        2,000,000  FHLMC, 5.00%, settlement
                   date 1/19/05(4)                                    2,030,624
--------------------------------------------------------------------------------
        2,000,000  FHLMC, 5.50%, settlement
                   date 1/19/05(4)                                    2,065,624
--------------------------------------------------------------------------------
          612,236  FHLMC, 5.50%, 12/1/33                                622,532
--------------------------------------------------------------------------------
        3,000,000  FNMA, 5.00%, settlement
                   date 1/19/05(4)                                    3,047,814
--------------------------------------------------------------------------------
        3,000,000  FNMA, 5.50%, settlement
                   date 1/19/05(4)                                    3,100,314
--------------------------------------------------------------------------------
          262,982  GNMA, 6.00%, 6/20/17                                 273,510
--------------------------------------------------------------------------------
          270,846  GNMA, 6.00%, 7/20/17                                 281,689
--------------------------------------------------------------------------------
        1,162,766  GNMA, 6.00%, 5/15/24                               1,212,863
--------------------------------------------------------------------------------
        4,907,487  GNMA, 5.50%, 9/20/34                               5,010,127
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY
MORTGAGE-BACKED SECURITIES
(Cost $17,634,529)                                                   17,645,097
--------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY
SECURITIES & EQUIVALENTS(5) - 3.8%
--------------------------------------------------------------------------------
        1,000,000  AID Israel Government Bond,
                   2.64%, 2/15/07                                       934,029
--------------------------------------------------------------------------------
          308,000  AID Israel Government Bond,
                   2.64%, 3/15/07                                       286,790
--------------------------------------------------------------------------------
          800,000  FICO STRIPS - COUPON,
                   4.39%, 6/6/09                                        676,310
--------------------------------------------------------------------------------
        2,000,000  FICO STRIPS - COUPON,
                   3.52%, 6/6/10                                      1,614,171
--------------------------------------------------------------------------------
        1,763,000  FICO STRIPS - COUPON,
                   4.83%, 3/26/12                                     1,287,716
--------------------------------------------------------------------------------
          900,000  Government Trust Certificates,
                   2.87%, 5/15/08                                       792,872
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                  (continued)

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2004

Principal Amount                                                       Value
--------------------------------------------------------------------------------

      $ 1,000,000  Government Trust Certificates,
                   3.06%, 11/15/08                                $     860,616
--------------------------------------------------------------------------------
        1,940,000  TVA STRIPS - COUPON,
                   4.20%, 10/15/09                                    1,602,789
--------------------------------------------------------------------------------
TOTAL ZERO-COUPON U.S. TREASURY
SECURITIES AND EQUIVALENTS
(Cost $8,096,895)                                                     8,055,293
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(3) - 3.7%
--------------------------------------------------------------------------------
          371,598  Ameriquest Mortgage
                   Securities Inc., Series 2003-5,
                   Class A3 SEQ, 3.03%, 7/25/33                         371,191
--------------------------------------------------------------------------------
          427,819  Atlantic City Electric Transition
                   Funding LLC, Series 2003-1,
                   Class A1 SEQ, 2.89%, 7/20/11                         421,156
--------------------------------------------------------------------------------
        2,000,000  CNH Equipment Trust,
                   Series 2004 A, Class A3A,
                   VRN, 2.47%, 1/15/05, resets
                   monthly off the 1-month
                   LIBOR plus 0.07% and no caps                       2,001,606
--------------------------------------------------------------------------------
        2,000,000  First Franklin Mortgage Loan
                   Asset Backed Certificates,
                   Series 2004 FF11, Class 2A1,
                   VRN, 2.56%, 1/25/05, resets
                   monthly off the 1-month LIBOR
                   plus 0.15% with no caps                            2,000,000
--------------------------------------------------------------------------------
        1,898,468  Residential Asset Mortgage
                   Products Inc,, Series 2004
                   RS10, Class AII1, VRN, 2.59%,
                   1/25/05, resets monthly off
                   the 1-month LIBOR plus
                   0.17% with a cap of 14%                            1,899,850
--------------------------------------------------------------------------------
          714,299  SLM Student Loan Trust,
                   Series 2004-8, Class A1,
                   VRN, 2.09%, 1/25/05, resets
                   quarterly off the 3-month
                   LIBOR minus 0.01% with
                   no caps                                              714,773
--------------------------------------------------------------------------------
          500,000  WFS Financial Owner Trust,
                   Series 2002-3, Class A4 SEQ,
                   3.50%, 2/20/10                                       502,095
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(Cost $7,917,124)                                                     7,910,671
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(3) - 3.6%
--------------------------------------------------------------------------------
     $    815,431  Citigroup Commercial Mortgage
                   Trust, Series 2004 FL1,
                   Class A1, VRN, 2.53%,
                   1/15/05, resets monthly off
                   the 1-month LIBOR plus
                   0.13% with no caps                             $     816,970
--------------------------------------------------------------------------------
        1,731,549  GNMA, Series 2003-112,
                   Class MN, 4.00%, 5/16/25                           1,736,605
--------------------------------------------------------------------------------
        1,000,000  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5,
                   Class A2 SEQ,
                   3.48%, 7/15/27                                       984,863
--------------------------------------------------------------------------------
        2,000,000  Washington Mutual,
                   Series 2004 AR4, Class A6,
                   3.81%, 6/25/34                                     1,969,928
--------------------------------------------------------------------------------
        2,000,000  Washington Mutual,
                   Series 2004 AR9, Class A6,
                   4.28%, 8/25/34                                     1,997,356
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $7,509,663)                                                     7,505,722
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS - 6.2%
--------------------------------------------------------------------------------
        3,100,000  FHLB Discount Notes, 1.25%,
                   1/3/05(6)                                          3,099,412
--------------------------------------------------------------------------------
       10,000,000  FHLB Discount Notes, 2.22%,
                   1/25/05(6)                                         9,986,770
--------------------------------------------------------------------------------
TOTAL TEMPORARY  CASH INVESTMENTS
(Cost $13,084,985)                                                   13,086,182
--------------------------------------------------------------------------------

TOTAL INVESTMENT  SECURITIES - 108.5%
(Cost $225,592,366)                                                 229,247,408
--------------------------------------------------------------------------------

OTHER ASSETS AND
LIABILITIES - (8.5)%                                               (18,043,154)
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                         $ 211,204,254
================================================================================

See Notes to Financial Statements.                                  (continued)

------

VP Inflation Protection - Schedule of Investments

DECEMBER 31, 2004

NOTES TO SCHEDULE OF INVESTMENTS

AID = Agency for International Development

Equivalent = Security whose principal payments are secured by U.S. Treasurys.

FAMCA = Federal Agricultural Mortgage Corporation

FFCB = Federal Farm Credit Bank

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FICO = Financing Corporation

FNMA = Federal National Mortgage Association

GNMA = Government National Mortgage Association

LIBOR = London Interbank Offered Rate

LB-UBS = Lehman Brothers Inc. -- UBS AG

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEQ = Sequential Payer

STRIPS = Separate Trading of Registered Interest and Principal of Securities

TVA = Tennessee Valley Authority

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective December 31, 2004.

(1) Security, or a portion thereof, has been segregated for a when-issued security and/or forward commitment.

(2) When-issued security.

(3) Final maturity indicated, unless otherwise noted.

(4) Forward Commitment.

(5) The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(6) The rate indicated is the yield to maturity at purchase.

See Notes to Financial Statements.

------

Statement of Assets and Liabilities

DECEMBER 31, 2004
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (cost of $225,592,366)            $229,247,408
----------------------------------------------------------------
Cash                                                                   664,690
----------------------------------------------------------------
Interest receivable                                                  1,680,053
--------------------------------------------------------------------------------
                                                                   231,592,151
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Payable for investments purchased                                   20,265,937
----------------------------------------------------------------
Accrued management fees                                                 82,712
----------------------------------------------------------------
Distribution fees payable                                               39,248
--------------------------------------------------------------------------------
                                                                    20,387,897
--------------------------------------------------------------------------------

NET ASSETS                                                        $211,204,254
================================================================================

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital (par value and paid-in surplus)                           $207,523,098
----------------------------------------------------------------
Undistributed net realized gain on investment transactions              26,114
----------------------------------------------------------------
Net unrealized appreciation on investments                           3,655,042
--------------------------------------------------------------------------------
                                                                  $211,204,254
================================================================================

CLASS I, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                         $11,318,987
----------------------------------------------------------------
Shares outstanding                                                   1,072,927
----------------------------------------------------------------
Net asset value per share                                               $10.55
--------------------------------------------------------------------------------

CLASS II, $0.01 PAR VALUE
--------------------------------------------------------------------------------
Net assets                                                        $199,885,267
----------------------------------------------------------------
Shares outstanding                                                  18,947,128
----------------------------------------------------------------
Net asset value per share                                               $10.55
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------

Statement of Operations

YEAR ENDED DECEMBER 31, 2004
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
----------------------------------------------------------------
Interest                                                            $4,345,976
--------------------------------------------------------------------------------

EXPENSES:
----------------------------------------------------------------
Management fees                                                        519,735
----------------------------------------------------------------
Distribution fees -- Class II                                          253,518
----------------------------------------------------------------
Other expenses                                                              98
--------------------------------------------------------------------------------
                                                                       773,351
--------------------------------------------------------------------------------
Amount reimbursed                                                         (725)
--------------------------------------------------------------------------------
                                                                       772,626
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                3,573,350
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN
--------------------------------------------------------------------------------
Net realized gain on investment transactions                            78,893
----------------------------------------------------------------
Change in net unrealized appreciation on investments                 3,206,348
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                     3,285,241
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $6,858,591
================================================================================

See Notes to Financial Statements.

------

Statement of Changes in Net Assets

YEARS ENDED DECEMBER 31, 2004 AND DECEMBER 31, 2003
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                 2004            2003
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                              $  3,573,350    $   246,728
-------------------------------------------------
Net realized gain (loss)                                 78,893         (8,731)
-------------------------------------------------
Change in net unrealized appreciation                 3,206,348        448,631
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                             6,858,591        686,628
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
-------------------------------------------------
  Class I                                              (127,644)            --
-------------------------------------------------
  Class II                                           (3,445,706)      (246,728)
-------------------------------------------------
From net realized gains:
-------------------------------------------------
  Class I                                                    --             --
-------------------------------------------------
  Class II                                              (36,984)        (7,064)
--------------------------------------------------------------------------------
Decrease in net assets from distributions            (3,610,334)      (253,792)
--------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase in net assets
from capital share transactions                     174,127,093     30,396,005
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                          177,375,350     30,828,841

NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                                  33,828,904      3,000,063
--------------------------------------------------------------------------------
End of period                                      $211,204,254    $33,828,904
================================================================================

See Notes to Financial Statements.

------

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Variable Portfolios II, Inc. (the corporation)
is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company. VP Inflation Protection Fund (the fund)
is the sole fund in a series issued by the corporation. The fund is diversified under the 1940 Act. The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue Class I and Class II. The share classes differ principally in their respective shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets. Sale of
Class I shares commenced on May 7, 2004.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. Discount notes are valued through a commercial pricing service or at amortized cost, which approximates fair value. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security's fair value, such security is valued at its fair value as determined by, or in accordance with procedures adopted by, the Board of Directors or its designee if such fair value determination would materially impact a fund's net asset value. Circumstances that may cause the fund to fair value a security include: an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock
Exchange) that was likely to have changed the value of the security; a security has been declared in default; or trading in a security has been halted during the trading day.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that American Century Investment Management, Inc. (ACIM) has determined are creditworthy pursuant to criteria adopted by the Board of
Directors. Each repurchase agreement is recorded at cost. The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment. In a when-issued transaction, the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the fund may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the fund may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2004

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The fund has elected to treat $16,020 of net capital losses incurred in the two-month period ended December 31, 2004, as having been incurred in the following fiscal year for federal income tax purposes.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The corporation has entered into a Management Agreement with
ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, interest, fees and expenses of those directors who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1) an Investment
Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category
Fee range from 0.1625% to 0.2800%. The rates for the Complex Fee range from
0.2500% to 0.3100%. The effective annual management fee for the year ended
December 31, 2004 was 0.49% for Class I and Class II.

DISTRIBUTION FEES -- The Board of Directors has adopted the Master Distribution
Plan (the plan) for Class II, pursuant to Rule 12b-1 of the 1940 Act. The plan provides that Class II will pay American Century Investment Services, Inc.
(ACIS) an annual distribution fee equal to 0.25%. The fee is computed and accrued daily based on the Class II daily net assets, and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of Class II including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. During the year ended
December 31, 2004, distribution fees of $725 were reimbursed for Class II. The reimbursement had no impact on the annualized ratios of operating expenses and net investment income to average net assets. Fees incurred under the plan during the year ended December 31, 2004, are detailed in the Statement of Operations.

RELATED PARTIES -- Certain officers and directors of the corporation are also officers and/or directors, and, as a group, controlling stockholders of American
Century Companies, Inc. (ACC), the parent of the corporation's investment manager, ACIM, the distributor of the corporation, ACIS, and the corporation's transfer agent, American Century Services Corporation. The fund has a bank line of credit agreement with JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the fund and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2004

3. INVESTMENT TRANSACTIONS

Purchases of investment securities, excluding short-term investments, for the year ended December 31, 2004, totaled $270,508,707, of which $264,593,201 represented U.S. Treasury and Agency obligations. Sales of investment securities, excluding short-term investments, for the year ended December 31,
2004, totaled $104,811,572, of which $103,209,977 represented U.S. Treasury and
Agency obligations.

As of December 31, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
Federal tax cost of investments                                   $225,690,520
================================================================================
Gross tax appreciation of investments                               $3,916,758
----------------------------------------------------------------
Gross tax depreciation of investments                                 (359,870)
--------------------------------------------------------------------------------
Net tax appreciation of investments                                 $3,556,888
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows:

--------------------------------------------------------------------------------
                                                      SHARES          AMOUNT
--------------------------------------------------------------------------------
CLASS I
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                 1,137,145     $11,807,637
-------------------------------------------------
Issued in reinvestment of distributions                 12,280         127,644
-------------------------------------------------
Redeemed                                               (76,498)       (796,098)
--------------------------------------------------------------------------------
Net increase                                         1,072,927     $11,139,183
================================================================================
CLASS II
--------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2004
SHARES AUTHORIZED                                   50,000,000
================================================================================
Sold                                                17,152,086    $178,539,344
-------------------------------------------------
Issued in reinvestment of distributions                336,147       3,482,690
-------------------------------------------------
Redeemed                                            (1,822,771)    (19,034,124)
--------------------------------------------------------------------------------
Net increase                                        15,665,462    $162,987,910
================================================================================
YEAR ENDED DECEMBER 31, 2003
SHARES AUTHORIZED                                   25,000,000
================================================================================
Sold                                                 4,796,831     $49,000,125
-------------------------------------------------
Issued in reinvestment of distributions                 27,649         253,792
-------------------------------------------------
Redeemed                                            (1,842,814)    (18,857,912)
--------------------------------------------------------------------------------
Net increase                                         2,981,666     $30,396,005
================================================================================

(continued)

------

Notes to Financial Statements

DECEMBER 31, 2004

5. BANK LINE OF CREDIT

The fund, along with certain other funds managed by ACIM, has a $575,000,000 unsecured bank line of credit agreement with JPMCB, which was renewed from
$650,000,000 effective December 15, 2004. The fund may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The fund did not borrow from the line during the year ended December 31, 2004.

6. SUBSEQUENT EVENT

Effective January 1, 2005, American Century Services Corporation's name will change to American Century Services, LLC.

------

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                       CLASS I
--------------------------------------------------------------------------------
                                                                       2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.07
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------------------------------------
  Net Investment Income(2)                                               0.24
--------------------------------------------------------------------
  Net Realized and Unrealized Gain                                       0.48
--------------------------------------------------------------------------------
  Total From Investment Operations                                       0.72
--------------------------------------------------------------------------------
Distributions
--------------------------------------------------------------------
  From Net Investment Income                                            (0.24)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                         $10.55
================================================================================
  TOTAL RETURN(3)                                                        7.37%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.49%(4)
--------------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  3.52%(4)
--------------------------------------------------------------------
Portfolio Turnover Rate                                                108%(5)
--------------------------------------------------------------------
Net Assets, End of Period (in thousands)                               $11,319
--------------------------------------------------------------------------------

(1) May 7, 2004 (commencement of sale) through December 31, 2004.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended December 31, 2004.

See Notes to Financial Statements.

------

VP Inflation Protection - Financial Highlights

For a Share Outstanding Throughout the Years Ended December 31 (except as noted)
--------------------------------------------------------------------------------
                                                      CLASS II
--------------------------------------------------------------------------------
                                          2004          2003          2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period     $10.31        $10.00          $10.00
--------------------------------------------------------------------------------
Income From Investment Operations
--------------------------------------
  Net Investment Income(2)                 0.35          0.24           --(3)
--------------------------------------
  Net Realized and Unrealized Gain         0.25          0.31           --(3)
--------------------------------------------------------------------------------
  Total From Investment Operations         0.60          0.55           --(3)
--------------------------------------------------------------------------------
Distributions
--------------------------------------
  From Net Investment Income              (0.35)        (0.24)          --(3)
--------------------------------------
  From Net Realized Gains                 (0.01)         --(3)          --
--------------------------------------------------------------------------------
  Total Distributions                     (0.36)        (0.24)          --(3)
--------------------------------------------------------------------------------
Net Asset Value, End of Period           $10.55        $10.31          $10.00
================================================================================
  TOTAL RETURN(4)                          5.81%         5.61%           0.00%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                      0.74%      0.74%(5)     0.50%(5)(6)
--------------------------------------
Ratio of Net Investment Income
to Average Net Assets                      3.40%      2.00%(5)     0.25%(5)(6)
--------------------------------------
Portfolio Turnover Rate                     108%          198%              0%
--------------------------------------
Net Assets, End of Period
(in thousands)                          $199,885       $33,829          $3,000
--------------------------------------------------------------------------------

(1) For the one day ended December 31, 2002 (inception).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) ACIM waived the distribution fee from December 31, 2002 through March 31,
    2003. In absence of the waiver, the annualized ratios of operating expenses to average net assets and net investment income to average net assets would have been 0.75% and 1.99% for the year ended December 31, 2003 and 0.75% and
    0.00% for the period ended December 31, 2002, respectively.

(6) Annualized.

See Notes to Financial Statements.

------

Report of Independent Registered Public Accounting Firm

To the Directors of the American Century Variable Portfolios II, Inc.
and the Shareholders of the VP Inflation Protection Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the VP Inflation Protection Fund
(the sole fund comprising the American Century Variable Portfolios II, Inc.,
hereafter referred to as the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the
Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Kansas City, Missouri
February 15, 2005

------

Management

The individuals listed below serve as directors or officers of the fund. Each director serves until his or her successor is duly elected and qualified or until he or she retires. Effective March 2004, mandatory retirement age for independent directors is 73. However, the mandatory retirement age may be extended for a period not to exceed two years with the approval of the remaining independent directors. The independent directors have extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement guidelines in effect prior to March 2004.
Those listed as interested directors are "interested" primarily by virtue of their engagement as officers of American Century Companies, Inc. (ACC) or its wholly-owned subsidiaries, including the fund's investment advisor, American
Century Investment Management, Inc. (ACIM); the fund's principal underwriter,
American Century Investment Services, Inc. (ACIS); and the fund's transfer agent, American Century Services Corporation (ACSC).

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees or officers of, and have no financial interest in, ACC or any of its wholly-owned subsidiaries, including
ACIM, ACIS, and ACSC. The directors serve in this capacity for eight registered investment companies in the American Century family of funds.

All persons named as officers of the fund also serve in similar capacities for the other 13 investment companies advised by ACIM, unless otherwise noted. Only officers with policy-making functions are listed. No officer is compensated for his or her service as an officer of the fund. The listed officers are interested persons of the fund and are appointed or re-appointed on an annual basis.

INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------
ALBERT EISENSTAT, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1930

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Private Investor

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Independent Director, Sungard Data Systems
(1991 to present); Independent Director, Business Objects S/A (1994 to present);
Independent Director, Commercial Metals (1983 to 2001)
--------------------------------------------------------------------------------
JOHN FREIDENRICH, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1937

POSITION(S) HELD WITH FUND: Advisory Board Member

LENGTH OF TIME SERVED (YEARS): less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Member and Manager, Regis
Management Company, LLC (April 2004 to present); Partner and Founder, Bay
Partners (Venture capital firm, 1976 to present); Partner and Founder, Ware &
Freidenrich (1968 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

(continued)

------

Management

INDEPENDENT DIRECTORS (CONTINUED)
--------------------------------------------------------------------------------
RONALD J. GILSON, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Lead Director

LENGTH OF TIME SERVED (YEARS): 8

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Charles J. Meyers Professor of Law
and Business, Stanford Law School (1979 to present); Mark and Eva Stern
Professor of Law and Business, Columbia University School of Law (1992 to
present); Counsel, Marron, Reid & Sheehy (a San Francisco law firm, 1984 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
KATHRYN A. HALL, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1957

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 2

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Co-Chief Executive Officer and
Chief Investment Officer, Offit Hall Capital Management, LLC (April 2002 to
present); President and Managing Director, Laurel Management Company, L.L.C.
(1996 to April 2002)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Princeton University Investment
Company (1997 to present); Director, Stanford Management Company (2001 to present); Director, UCSF Foundation (2000 to present); Director, San Francisco
Day School (1999 to present)
--------------------------------------------------------------------------------
MYRON S. SCHOLES, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1941

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 23

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chairman, Oak Hill Platinum
Partners, and a Partner, Oak Hill Capital Management (1999 to present); Frank E.
Buck Professor of Finance-Emeritus, Stanford Graduate School of Business (1981
to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Dimensional Fund Advisors
(investment advisor, 1982 to present); Director, Chicago Mercantile Exchange
(2000 to present)
--------------------------------------------------------------------------------
KENNETH E. SCOTT, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1928

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 32

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Ralph M. Parsons Professor of Law
and Business, Stanford Law School (1972 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------
JOHN B. SHOVEN, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1947

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 1

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Professor of Economics, Stanford
University (1977 to present)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Cadence Design Systems (1992 to
present); Director, Watson Wyatt Worldwide (2002 to present); Director,
Palmsource Inc. (2002 to present)
--------------------------------------------------------------------------------
JEANNE D. WOHLERS, 1665 Charleston Road, Mountain View, CA 94043

YEAR OF BIRTH: 1945

POSITION(S) HELD WITH FUND: Director

LENGTH OF TIME SERVED (YEARS): 19

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Retired, Director and Partner,
Windy Hill Productions, LP (educational software, 1994 to 1998)

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: Director, Quintus Corporation (automation solutions, 1995 to present)
--------------------------------------------------------------------------------

(continued)

------

Management

INTERESTED DIRECTOR
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: Director, Chairman of the Board

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Executive Officer, ACC and
other ACC subsidiaries (September 2000 to present); President, ACC (June 1997 to present); President, ACIM (September 2002 to present); President, ACIS (July
2003 to present); Chief Operating Officer, ACC (June 1996 to September 2000);
Also serves as: Executive Vice President, ACSC and other ACC subsidiaries

NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY DIRECTOR: 33

OTHER DIRECTORSHIPS HELD BY DIRECTOR: None
--------------------------------------------------------------------------------

OFFICERS
--------------------------------------------------------------------------------
WILLIAM M. LYONS, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1955

POSITION(S) HELD WITH FUND: President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: See entry under "Interested
Director."
--------------------------------------------------------------------------------
ROBERT T. JACKSON, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1946

POSITION(S) HELD WITH FUND: Executive Vice President

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Administrative Officer, ACC
(August 1997 to present); Chief Financial Officer, ACC (May 1995 to October
2002); Chairman, American Century Ventures, Inc. (April 2004 to present);
President, ACSC (January 1999 to present); Executive Vice President, ACC (May
1995 to present); Also serves as: Executive Vice President and Chief Financial
Officer, ACIM, ACIS and other ACC subsidiaries; and Treasurer, ACIM
--------------------------------------------------------------------------------
MARYANNE ROEPKE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1956

POSITION(S) HELD WITH FUND: Senior Vice President, Treasurer and Chief
Accounting Officer

LENGTH OF TIME SERVED (YEARS): 3

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President (April 1998
to present) and Assistant Treasurer, ACIM, ACIS and ACSC (September 1985 to
present)
--------------------------------------------------------------------------------
DAVID C. TUCKER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1958

POSITION(S) HELD WITH FUND: Senior Vice President and General Counsel

LENGTH OF TIME SERVED (YEARS): 5

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Senior Vice President and General
Counsel, ACIM, ACIS, ACSC, and other ACC subsidiaries (June 1998 to present);
Vice President and General Counsel, ACC (June 1998 to present)
--------------------------------------------------------------------------------
DAVID H. REINMILLER, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1963

POSITION(S) HELD WITH FUND: Vice President and Chief Compliance Officer

LENGTH OF TIME SERVED (YEARS): 3 and less than 1 year

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Chief Compliance Officer, ACSC and
ACIM (March 2001 to present); Vice President, ACSC (March 2000 to present); Vice
President, ACIM (March 2002 to present); Vice President, ACIS (March 2003 to present); Assistant General Counsel, ACSC (December 1996 to January 2001);
Associate General Counsel, ACSC (July 2001 to present)
--------------------------------------------------------------------------------
ROBERT LEACH, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1966

POSITION(S) HELD WITH FUND: Controller

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------

(continued)

------

Management

OFFICERS (CONTINUED)
--------------------------------------------------------------------------------
C. JEAN WADE, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1964

POSITION(S) HELD WITH FUND: Controller(1)

LENGTH OF TIME SERVED (YEARS): 7

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, ACSC (February 2000
to present); Controller-Fund Accounting, ACSC (June 1997 to present)
--------------------------------------------------------------------------------
JON ZINDEL, 4500 Main Street, Kansas City, MO 64111

YEAR OF BIRTH: 1967

POSITION(S) HELD WITH FUND: Tax Officer

LENGTH OF TIME SERVED (YEARS): 6

PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Vice President, Corporate Tax, ACSC
(April 1998 to present); Vice President, ACIM, ACIS and other ACC subsidiaries
(April 1999 to present); President, American Century Employee Benefit Services,
Inc. (January 2000 to December 2000); Director, American Century Employee
Benefit Services, Inc. (February 2000 to December 2003); Treasurer, American
Century Employee Benefit Services, Inc. (December 2000 to December 2003);
Treasurer, American Century Ventures, Inc. (December 1999 to April 2001)
--------------------------------------------------------------------------------

(1) Ms. Wade serves in a similar capacity for seven other investment companies advised by ACIM.

The SAI has additional information about the fund's directors and is available without charge upon request by calling 1-800-378-9878.

------

Share Class Information

Two classes of shares are authorized for sale by the fund: Class I and Class II.

CLASS I shares are sold through insurance company separate accounts. Class I shareholders do not pay any commissions or other fees to American Century for the purchase of portfolio shares.

CLASS II shares are sold through insurance company separate accounts. Class II shares are subject to a 0.25% Rule 12b-1 distribution fee, which is available to pay for distribution services provided by the financial intermediary through which the Class II shares are purchased. The total expense ratio of Class II shares is higher than the total expense ratio of Class I shares.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences. Because all shares of the fund are sold through insurance company separate accounts, additional fees may apply.

------

Additional Information

INDEX DEFINITIONS

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The BLENDED INDEX is considered the benchmark for VP Inflation Protection. It consists of a mix of three Citigroup (formerly Salomon Smith Barney) indices in the following proportions: 55% Citigroup U.S. Inflation-Linked Securities Index,
25% Citigroup Government-Sponsored 1- to 3-Year Index, and 20% Citigroup 15-Year
Mortgage Index.

The CITIGROUP U.S. INFLATION-LINKED SECURITIES INDEX (ILSI)(reg.sm) measures the return of bonds with fixed-rate coupon payments that adjust for inflation as measured by the Consumer Price Index (CPI).

The CITIGROUP GOVERNMENT-SPONSORED 1- TO 3-YEAR INDEX includes bonds with remaining maturities of one to three years that are issued by U.S. or supranational agencies. Supranational agencies are supported by the capital of more than one sovereign state, such as the World Bank.

The CITIGROUP 15-YEAR MORTGAGE INDEX measures the performance of the 15-year maturity sector of the mortgage component of the USBIG (U.S. Broad
Investment-Grade) Index, comprising 15-year Government National Mortgage
Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae),
and Federal Home Loan Mortgage Corporation (Freddie Mac) pass-throughs and
Fannie Mae and Freddie Mac balloon mortgages.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-378-9878. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's Web site at
sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in
Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at ipro.americancentury.com (for Investment Professionals) and, upon request, by calling 1-800-378-9878.

------

Notes

------

Notes

------

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Proprietary Holdings, Inc.

American Century Investment Services, Inc., Distributor

(c)2005 American Century Proprietary Holdings, Inc. All rights reserved.

0502
SH-ANN-41913

ITEM 2.   CODE OF ETHICS.

a.        The  registrant  has  adopted a Code of Ethics  for  Senior  Financial
          Officers that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

b.        No response required.

c.        None.

d.        None.

e.        Not applicable.

f.        The  registrant's  Code of Ethics for Senior  Financial  Officers  was
          filed as Exhibit 10(a) to American Century Mutual Fund,  Inc.'s Annual
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-0816,  on
          December 23, 2003, and is incorporated herein by reference.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)    The registrant's board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)    Albert  Eisenstat  is  the  registrant's  designated  audit  committee financial expert. He is "independent" as defined in Item 3 of Form
          N-CSR.

(a)(3)    Not applicable.

(b)       No response required.

(c)       No response required.

(d)       No response required.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a)  Audit Fees.

          The  aggregate  fees billed for each of the last two fiscal  years for professional  services rendered by the principal accountant for the audit of the registrant's annual financial  statements or services that are normally provided by the  accountant  in  connection  with  statutory  and  regulatory  filings or engagements for those fiscal years were as follows:

          FY 2003:  $11,174
          FY 2004:  $15,904

(b)       Audit-Related Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for assurance and related  services by the principal  accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(c)       Tax Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for professional  services rendered by the principal  accountant for tax compliance, tax advice, and tax planning were as follows:

          For services rendered to the registrant:

          FY 2003:  $7,200
          FY 2004:  $2,781

          These services  included  review of federal and state income tax forms and federal excise tax forms.

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(d)       All Other Fees.

          The  aggregate  fees  billed in each of the last two fiscal  years for products  and  services  provided by the  principal  accountant,  other than the services reported in paragraphs (a) through (c) of this Item were as follows:

          For services rendered to the registrant:

          FY 2003:  $0
          FY 2004:  $0

          Fees required to be approved pursuant to paragraph  (c)(7)(ii) of Rule
2-01 of Regulation S-X (relating to certain  engagements for non-audit  services with the registrant's investment adviser and its affiliates):

          FY 2003:  $0
          FY 2004:  $0

(e)(1)    In accordance  with paragraph  (c)(7)(i)(A) of Rule 2-01 of Regulation
          S-X,  before the  accountant  is engaged by the  registrant  to render audit  or  non-audit  services,  the  engagement  is  approved  by the registrant's audit committee. Pursuant to paragraph (c)(7)(ii) of Rule
          2-01  of  Regulation  S-X,  the  registrant's   audit  committee  also
          pre-approves its accountant's  engagements for non-audit services with the  registrant's  investment  adviser,  its parent  company,  and any entity  controlled  by, or under common  control  with the  investment adviser  that  provides  ongoing  services to the  registrant,  if the engagement relates directly to the operations and financial  reporting of the registrant.

(e)(2)    All services  described in each of paragraphs  (b) through (d) of this
          Item were pre-approved before the engagement by the registrant's audit
          committee   pursuant  to  paragraph   (c)(7)(i)(A)  of  Rule  2-01  of
          Regulation S-X.  Consequently,  none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f)       The  percentage  of  hours  expended  on  the  principal  accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were  attributed to work  performed by persons other than the principal accountant's  full-time,  permanent employees was less than 50%.

(g)       The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant,  and rendered to the registrant's investment  adviser  (not  including  any  sub-adviser  whose  role is primarily  portfolio  management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common  control with the adviser  that  provides  ongoing services to the  registrant  for each of the last two fiscal  years of the registrant were as follows:

          FY 2003:   $92,650
          FY 2004:  $157,781

(h)       The registrant's  investment  adviser and accountant have notified the registrant's  audit  committee  of all  non-audit  services  that were rendered by the registrant's accountant to the registrant's investment adviser,  its parent company,  and any entity  controlled by, or under common control with the investment  adviser that provides  services to the  registrant,  which services were not required to be  pre-approved pursuant to paragraph  (c)(7)(ii) of Rule 2-01 of Regulation  S-X. The notification  provided to the  registrant's  audit committee  included sufficient  details  regarding such services to allow the registrant's audit  committee  to  consider  the  continuing  independence  of  its principal accountant.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

The schedule of  investments  is included as part of the report to  stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE  OF PROXY VOTING POLICIES  AND  PROCEDURES  FOR  CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.   PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

As of the end of the  reporting  period,  the  registrant  did not have in place procedures  by which  shareholders  may recommend  nominees to the  registrant's board.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company  Act of 1940) that  occurred  during the  registrant's  second fiscal  quarter  of the  period  covered  by  this  report  that  have materially  affected,  or are reasonably likely to materially  affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a)(1)    Registrant's  Code of Ethics for Senior Financial  Officers,  which is the subject of the  disclosure  required by Item 2 of Form N-CSR,  was filed as  Exhibit  10(a)  to  American  Century  Mutual  Fund,  Inc.'s
          Certified  Shareholder  Report on Form N-CSR,  File No.  811-3706,  on
          December 23, 2003.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    February 18, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                 (principal executive officer)

Date:    February 18, 2005

By:      /s/ Maryanne L. Roepke
         -------------------------------------------------------
         Name:    Maryanne L. Roepke
         Title:   Sr. Vice President, Treasurer, and
                  Chief Accounting Officer
                  (principal financial officer)

Date:    February 18, 2005